UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-4367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	5/31/07

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Columbia High Yield Opportunity Fund

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 87.2%
BASIC MATERIALS – 7.2%
Chemicals – 3.9%
Agricultural Chemicals – 0.6%
IMC Global, Inc.
	10.875% 08/01/13	1,050,000	1,176,000
Terra Capital, Inc.
	12.875% 10/15/08	1,420,000	1,586,850
			2,762,850
Chemicals-Diversified – 2.5%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14	917,000	993,799
EquiStar Chemicals LP
	10.625% 05/01/11	1,150,000	1,236,250
Huntsman International LLC
	8.375% 01/01/15(a)	1,940,000	1,925,450
Ineos Group Holdings PLC
	7.875% 02/15/16(a)	1,020,000	1,243,067
	8.500% 02/15/16(a)	1,080,000	1,026,000
Innophos Investments Holdings, Inc.
	PIK,
	13.405% 02/15/15(b)	986,966	1,021,510
Lyondell Chemical Co.
	Series A,
	9.625% 05/01/07	1,750,000	1,785,000
NOVA Chemicals Corp.
	6.500% 01/15/12	1,265,000	1,173,287
			10,404,363
Chemicals-Specialty – 0.8%
Chemtura Corp.
	6.875% 06/01/16	1,465,000	1,417,388
Rhodia SA
	8.875% 06/01/11	1,739,000	1,778,127
			3,195,515
Chemicals Total			16,362,728
Forest Products & Paper – 2.2%
Paper & Related Products – 2.2%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15	1,535,000	1,396,850
Boise Cascade LLC
	7.125% 10/15/14	500,000	465,000
	8.382% 10/15/12(b)	995,000	999,975
Buckeye Technologies, Inc.

1

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	8.500% 10/01/13	480,000	475,200
Georgia-Pacific Corp.
	8.000% 01/15/24	2,035,000	2,004,475
Neenah Paper, Inc.
	7.375% 11/15/14	790,000	735,688
NewPage Corp.
	10.000% 05/01/12	1,090,000	1,125,425
	12.000% 05/01/13	470,000	485,275
Norske Skog
	7.375% 03/01/14	995,000	907,937
	Series D,
	8.625% 06/15/11	450,000	442,125
			9,037,950
Forest Products & Paper Total			9,037,950
Iron/Steel – 0.5%
Steel-Producers – 0.3%
Steel Dynamics, Inc.
	9.500% 03/15/09	1,080,000	1,117,800
			1,117,800
Steel-Specialty – 0.2%
UCAR Finance, Inc.
	10.250% 02/15/12	1,011,000	1,061,550
			1,061,550
Iron/Steel Total			2,179,350
Metals & Mining – 0.6%
Diversified Minerals – 0.5%
FMG Finance Ltd.
	10.625% 09/01/16(a)	2,025,000	2,014,875
			2,014,875
Mining Services – 0.1%
Hudson Bay Mining & Smelting Co., Ltd.

2

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Mining Services – (continued)
	9.625% 01/15/12	560,000	611,800
			611,800
Metals & Mining Total			2,626,675
BASIC MATERIALS TOTAL			30,206,703
COMMUNICATIONS – 19.2%
Media – 8.1%
Broadcast Services/Programs – 0.5%
Fisher Communications, Inc.
	8.625% 09/15/14	860,000	883,650
Xm Satellite Radio, Inc.
	9.750% 05/01/14(a)	1,130,000	1,062,200
			1,945,850
Cable TV – 4.0%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	1,225,000	1,182,125
Charter Communications Holdings I LLC
	11.000% 10/01/15	1,950,000	1,730,625
Charter Communications Holdings II LLC
	10.250% 09/15/10	2,605,000	2,637,562
Charter Communications Holdings LLC
	9.920% 04/01/14	1,475,000	962,438
CSC Holdings, Inc.
	7.625% 04/01/11	3,770,000	3,854,825
DirecTV Holdings LLC
	6.375% 06/15/15	1,720,000	1,608,200
EchoStar DBS Corp.
	6.625% 10/01/14	2,330,000	2,239,712
Insight Midwest LP
	9.750% 10/01/09	1,255,000	1,276,963
Telenet Group Holding NV
	(c) 06/15/14
	(11.500% 12/15/08)(a)	1,587,000	1,364,820
			16,857,270
Multimedia – 1.0%
Advanstar Communications, Inc.
	Series B,
	15.000% 10/15/11	1,325,000	1,381,312
Lamar Media Corp.
	6.625% 08/15/15	1,445,000	1,354,688
Quebecor Media, Inc.

3

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
	7.750% 03/15/16	1,420,000	1,405,800
			4,141,800
Publishing-Periodicals – 2.0%
Dex Media West LLC
	9.875% 08/15/13	2,627,000	2,820,741
Dex Media, Inc.
	(c) 11/15/13
	(9.000% 11/15/08)	1,230,000	1,023,975
PriMedia, Inc.
	8.000% 05/15/13	2,200,000	1,963,500
RH Donnelley Corp.
	Series A-3,
	8.875% 01/15/16	1,405,000	1,383,925
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	1,385,000	1,391,925
			8,584,066
Radio – 0.3%
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	1,405,000	1,310,162
			1,310,162
Television – 0.3%
LIN Television Corp.
	Series B,
	6.500% 05/15/13	1,220,000	1,125,450
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	245,000	255,719
			1,381,169
Media Total			34,220,317
Telecommunication Services – 11.1%
Cellular Telecommunications – 4.0%
Digicel Ltd.
	9.250% 09/01/12(a)	2,595,000	2,705,287
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	1,805,000	1,868,175
	9.875% 11/01/12	1,280,000	1,366,400
Horizon PCS, Inc.
	11.375% 07/15/12	325,000	366,438
iPCS Escrow Co.
	11.500% 05/01/12	790,000	888,750

4

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Nextel Communications, Inc.
	7.375% 08/01/15	1,275,000	1,311,896
Nextel Partners, Inc.
	8.125% 07/01/11	1,070,000	1,123,500
Rogers Cantel, Inc.
	9.750% 06/01/16	1,880,000	2,265,400
Rogers Wireless, Inc.
	8.000% 12/15/12	905,000	945,725
Rural Cellular Corp.
	8.250% 03/15/12	1,355,000	1,388,875
	9.750% 01/15/10	375,000	373,125
	11.239% 11/01/12(b)	1,315,000	1,354,450
US Unwired, Inc.
	10.000% 06/15/12	945,000	1,039,500
			16,997,521
Satellite Telecommunications – 1.8%
Inmarsat Finance II PLC
	(c) 11/15/12
	(10.375% 11/15/08)	2,085,000	1,819,163
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(a)	1,925,000	1,994,781
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	1,590,000	1,586,025
PanAmSat Corp.
	9.000% 08/15/14	776,000	789,580
Zeus Special Subsidiary Ltd.
	(c) 02/01/15
	(9.250% 02/01/10)(a)	1,780,000	1,219,300
			7,408,849
Telecommunication Equipment – 0.4%
Lucent Technologies, Inc.
	6.450% 03/15/29	1,855,000	1,581,388
			1,581,388
Telecommunication Services – 1.4%
Embarq Corp.
	7.082% 06/01/16	665,000	678,525
	7.995% 06/01/36	665,000	695,031
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16	1,030,000	1,393,810
	8.875% 05/01/16(a)	475,000	494,000

5

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunications Services – (continued)
Syniverse Technologies, Inc.
	7.750% 08/15/13	1,210,000	1,176,725
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	1,510,000	1,570,400
			6,008,491
Telephone-Integrated – 3.1%
Cincinnati Bell, Inc.
	7.000% 02/15/15	1,490,000	1,452,750
Citizens Communications Co.
	9.000% 08/15/31	2,335,000	2,463,425
Qwest Communications International, Inc.
	7.500% 02/15/14	780,000	773,175
Qwest Corp.
	7.500% 10/01/14(a)	1,050,000	1,068,375
	7.500% 06/15/23	2,430,000	2,369,250
	8.875% 03/15/12	1,910,000	2,067,575
US LEC Corp.
	13.620% 10/01/09(b)	960,000	1,014,000
Windstream Corp.
	8.625% 08/01/16(a)	1,835,000	1,940,512
			13,149,062
Wireless Equipment – 0.4%
American Towers, Inc.
	7.250% 12/01/11	1,540,000	1,582,350
			1,582,350
Telecommunication Services Total			46,727,661
COMMUNICATIONS TOTAL			80,947,978
CONSUMER CYCLICAL – 14.9%
Airlines – 0.5%
Airlines – 0.5%
Continental Airlines, Inc.
	7.568% 12/01/06	2,215,000	2,211,498
			2,211,498
Airlines Total			2,211,498
Apparel – 1.1%
Apparel Manufacturers – 1.1%
Broder Brothers Co.
	11.250% 10/15/10	830,000	782,275

6

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
Apparel Manufacturers – (continued)
Levi Strauss & Co.
	9.750% 01/15/15	1,875,000	1,940,625
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,010,000	1,007,475
	8.125% 05/01/13	1,000,000	1,027,500
			4,757,875
Apparel Total			4,757,875
Auto Manufacturers – 0.3%
Auto-Cars/Light Trucks – 0.3%
General Motors Corp.
	8.375% 07/15/33	1,400,000	1,172,500
			1,172,500
Auto Manufacturers Total			1,172,500
Auto Parts & Equipment – 1.3%
Auto/Truck Parts & Equipment-Original – 0.4%
TRW Automotive, Inc.
	9.375% 02/15/13	1,385,000	1,478,487
			1,478,487
Auto/Truck Parts & Equipment-Replacement – 0.3%
Commercial Vehicle Group
	8.000% 07/01/13	1,475,000	1,404,938
			1,404,938
Rubber-Tires – 0.6%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15	2,390,000	2,395,975
			2,395,975
Auto Parts & Equipment Total			5,279,400
Distribution/Wholesale – 0.2%
Distribution/Wholesale – 0.2%
Buhrmann US, Inc.
	7.875% 03/01/15	1,065,000	1,033,050
			1,033,050
Distribution/Wholesale Total			1,033,050
Entertainment – 1.8%
Gambling (Non-Hotel) – 0.7%
Global Cash Access LLC
	8.750% 03/15/12	1,272,000	1,330,830
Jacobs Entertainment, Inc.
	9.750% 06/15/14(a)	840,000	838,950

7

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Gambling (Non-Hotel) – (continued)
Pokagon Gaming Authority
	10.375% 06/15/14(a)	815,000	861,862
			3,031,642
Music – 0.7%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	1,265,000	1,220,725
Warner Music Group
	7.375% 04/15/14	1,695,000	1,631,437
			2,852,162
Resorts/Theme Parks – 0.4%
Six Flags, Inc.
	9.625% 06/01/14	1,835,000	1,637,738
			1,637,738
Entertainment Total			7,521,542
Home Builders – 0.6%
Building-Residential/Commercial – 0.6%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14	1,070,000	949,625
	8.875% 04/01/12	575,000	554,875
KB Home
	5.875% 01/15/15	1,185,000	1,047,954
			2,552,454
Home Builders Total			2,552,454
Home Furnishings – 0.3%
Home Furnishings – 0.3%
Sealy Mattress Co.
	8.250% 06/15/14	1,135,000	1,146,350
			1,146,350
Home Furnishings Total			1,146,350
Leisure Time – 1.0%
Cruise Lines – 0.5%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	2,140,000	2,148,706
			2,148,706
Leisure & Recreational Products – 0.3%
K2, Inc.
	7.375% 07/01/14	1,100,000	1,067,000
			1,067,000

8

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Recreational Centers – 0.2%
Town Sports International, Inc.
	(c) 02/01/14
	(11.000% 02/01/09)	1,268,000	1,027,080
			1,027,080
Leisure Time Total			4,242,786
Lodging – 4.9%
Casino Hotels – 4.1%
CCM Merger, Inc.
	8.000% 08/01/13(a)	1,815,000	1,737,862
Chukchansi Economic Development Authority
	8.780% 11/15/12(a)(b)	1,250,000	1,287,500
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	50,000	52,500
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	1,340,000	1,403,650
Greektown Holdings LLC
	10.750% 12/01/13(a)	1,685,000	1,773,462
Hard Rock Hotel, Inc.
	8.875% 06/01/13	2,205,000	2,367,619
Kerzner International Ltd.
	6.750% 10/01/15	2,080,000	2,225,600
MGM Mirage
	6.000% 10/01/09	635,000	620,713
	6.750% 09/01/12	845,000	821,762
	8.500% 09/15/10	575,000	605,188
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	380,000	362,425
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	1,725,000	1,733,625
Station Casinos, Inc.
	6.000% 04/01/12	785,000	750,656
Wynn Las Vegas LLC
	6.625% 12/01/14	1,705,000	1,628,275
			17,370,837
Hotels & Motels – 0.8%
Hilton Hotels Corp.
	7.500% 12/15/17	1,171,000	1,231,432
ITT Corp.

9

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Hotels & Motels – (continued)
	7.375% 11/15/15	1,925,000	2,050,125
			3,281,557
Lodging Total			20,652,394
Retail – 2.6%
Retail-Automobiles – 0.6%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	1,680,000	1,638,000
AutoNation, Inc.
	7.000% 04/15/14(a)	610,000	601,613
	7.507% 04/15/13(a)(b)	365,000	366,825
			2,606,438
Retail-Drug Stores – 0.3%
Rite Aid Corp.
	7.500% 01/15/15	1,415,000	1,351,325
			1,351,325
Retail-Home Furnishings – 0.4%
Tempur-Pedic, Inc.
	10.250% 08/15/10	1,514,000	1,585,915
			1,585,915
Retail-Propane Distributors – 0.8%
AmeriGas Partners LP
	7.125% 05/20/16	1,185,000	1,152,412
Ferrellgas Partners LP
	8.750% 06/15/12	1,145,000	1,185,075
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,110,000	1,140,525
			3,478,012
Retail-Restaurants – 0.5%
Dave & Buster’s, Inc.
	11.250% 03/15/14(a)	845,000	785,850
Landry’s Restaurants, Inc.
	7.500% 12/15/14	1,355,000	1,280,475
			2,066,325
Retail Total			11,088,015
Textiles – 0.3%
Textile-Products – 0.3%
INVISTA

10

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles – (continued)
Textile-Products – (continued)
	9.250% 05/01/12(a)	1,085,000	1,139,250
			1,139,250
Textiles Total			1,139,250
CONSUMER CYCLICAL TOTAL			62,797,114
CONSUMER NON-CYCLICAL – 13.6%
Agriculture – 0.5%
Alliance One International, Inc.
	11.000% 05/15/12	870,000	870,000
Reynolds American, Inc.
	7.625% 06/01/16(a)	1,020,000	1,064,223
Agriculture Total			1,934,223
Beverages – 0.6%
Beverages-Non-Alcoholic – 0.2%
Cott Beverages, Inc.
	8.000% 12/15/11	1,030,000	1,042,875
			1,042,875
Beverages-Wine/Spirits – 0.4%
Constellation Brands, Inc.
	7.250% 09/01/16	1,060,000	1,065,300
	8.000% 02/15/08	210,000	215,250
	8.125% 01/15/12	320,000	332,000
			1,612,550
Beverages Total			2,655,425
Biotechnology – 0.4%
Medical-Biomedical/Gene – 0.4%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	1,615,000	1,639,225
			1,639,225
Biotechnology Total			1,639,225
Commercial Services – 3.9%
Commercial Services – 0.3%
Iron Mountain, Inc.
	7.750% 01/15/15	1,115,000	1,103,850
			1,103,850
Commercial Services-Finance – 0.2%
Dollar Financial Group, Inc.
	9.750% 11/15/11	648,000	696,600
			696,600

11

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Funeral Services & Related Items – 0.5%
Service Corp. International/US
	6.750% 04/01/16	710,000	674,500
	7.700% 04/15/09	1,300,000	1,329,250
			2,003,750
Printing-Commercial – 0.5%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	1,485,000	1,395,900
Sheridan Group
	10.250% 08/15/11	965,000	972,238
			2,368,138
Private Corrections – 0.7%
Corrections Corp. of America
	6.250% 03/15/13	1,455,000	1,405,894
GEO Group, Inc.
	8.250% 07/15/13	1,400,000	1,393,000
			2,798,894
Rental Auto/Equipment – 1.7%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	730,000	744,600
Ashtead Holdings PLC
	8.625% 08/01/15(a)	1,615,000	1,615,000
Avis Budget Car Rental LLC
	7.625% 05/15/14(a)	920,000	874,000
	7.750% 05/15/16(a)	650,000	614,640
Hertz Corp.
	8.875% 01/01/14(a)	1,560,000	1,618,500
United Rentals North America, Inc.
	6.500% 02/15/12	1,360,000	1,288,600
	7.750% 11/15/13	685,000	655,887
			7,411,227
Commercial Services Total			16,382,459
Cosmetics/Personal Care – 0.6%
Cosmetics & Toiletries – 0.6%
DEL Laboratories, Inc.
	8.000% 02/01/12	1,410,000	1,198,500
Elizabeth Arden, Inc.

12

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care – (continued)
Cosmetics & Toiletries – (continued)
	7.750% 01/15/14	1,505,000	1,448,563
			2,647,063
Cosmetics/Personal Care Total			2,647,063
Food – 1.6%
Food-Confectionery – 0.2%
Merisant Co.
	9.500% 07/15/13	1,405,000	913,250
			913,250
Food-Dairy Products – 0.3%
Dean Foods Co.
	7.000% 06/01/16	1,165,000	1,153,350
			1,153,350
Food-Miscellaneous/Diversified – 1.1%
Dole Food Co., Inc.
	8.625% 05/01/09	1,420,000	1,398,700
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	1,930,000	1,896,225
Reddy Ice Holdings, Inc.
	(c) 11/01/12
	(10.500% 11/01/08)	1,420,000	1,221,200
			4,516,125
Food Total			6,582,725
Healthcare Services – 2.2%
Dialysis Centers – 0.4%
DaVita, Inc.
	7.250% 03/15/15	1,520,000	1,489,600
			1,489,600
Medical-HMO – 0.2%
Coventry Health Care, Inc.
	8.125% 02/15/12	945,000	985,162
			985,162
Medical-Hospitals – 0.5%
Tenet Healthcare Corp.
	9.875% 07/01/14	2,325,000	2,266,875
			2,266,875
Medical-Outpatient/Home Medical – 0.2%
Select Medical Corp.
	7.625% 02/01/15	950,000	821,750
			821,750

13

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
MRI/Medical Diagnostic Imaging – 0.2%
MedQuest, Inc.
	Series B,
	11.875% 08/15/12	675,000	624,375
			624,375
Physical Therapy/Rehab Centers – 0.1%
Healthsouth Corp.
	10.750% 06/15/16(a)	605,000	618,613
			618,613
Physician Practice Management – 0.6%
US Oncology Holdings, Inc.
	10.320% 03/15/15(b)	745,000	756,175
US Oncology, Inc.
	9.000% 08/15/12	1,700,000	1,759,500
			2,515,675
Healthcare Services Total			9,322,050
Household Products/Wares – 1.4%
Consumer Products-Miscellaneous – 1.2%
American Greetings Corp.
	7.375% 06/01/16	1,010,000	1,016,312
Amscan Holdings, Inc.
	8.750% 05/01/14	1,465,000	1,311,175
Jostens IH Corp.
	7.625% 10/01/12	1,360,000	1,332,800
Scotts Miracle-Gro Co., Class A
	6.625% 11/15/13	1,550,000	1,495,750
			5,156,037
Office Supplies & Forms – 0.2%
ACCO Brands Corp.
	7.625% 08/15/15	1,025,000	971,188
			971,188
Household Products/Wares Total			6,127,225
Pharmaceuticals – 2.4%
Medical-Drugs – 1.0%
Elan Finance PLC
	7.750% 11/15/11	1,920,000	1,843,200
Rotavax LLC
	10.520% 10/15/14	965,000	965,000
Warner Chilcott Corp.

14

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Medical-Drugs – (continued)
	8.750% 02/01/15	1,320,000	1,320,000
			4,128,200
Medical-Generic Drugs – 0.2%
Mylan Laboratories, Inc.
	6.375% 08/15/15	1,000,000	963,750
			963,750
Medical-Wholesale Drug Distribution – 0.7%
AmerisourceBergen Corp.
	5.875% 09/15/15	1,125,000	1,090,114
Nycomed A/S
	PIK,
	11.750% 09/15/13(a)	1,511,883	2,111,273
			3,201,387
Pharmacy Services – 0.2%
Omnicare, Inc.
	6.750% 12/15/13	860,000	825,600
			825,600
Vitamins & Nutrition Products – 0.3%
NBTY, Inc.
	7.125% 10/01/15	1,260,000	1,197,000
			1,197,000
Pharmaceuticals Total			10,315,937
CONSUMER NON-CYCLICAL TOTAL			57,606,332
ENERGY – 9.4%
Coal – 0.8%
Coal – 0.8%
Arch Western Finance LLC
	6.750% 07/01/13	1,835,000	1,770,775
Massey Energy Co.
	6.875% 12/15/13	1,650,000	1,530,375
			3,301,150
Coal Total			3,301,150
Oil & Gas – 4.0%
Oil & Gas Drilling – 0.2%
Pride International, Inc.
	7.375% 07/15/14	960,000	976,800
			976,800
Oil Companies-Exploration & Production – 3.2%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,510,000	1,434,500

15

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – (continued)
Oil Companies-Exploration & Production – (continued)
	7.500% 06/15/14	1,145,000	1,153,587
Compton Petroleum Corp.
	7.625% 12/01/13	1,415,000	1,379,625
El Paso Production Holding Co.
	7.750% 06/01/13	2,605,000	2,644,075
Forest Oil Corp.
	8.000% 12/15/11	1,080,000	1,115,100
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	1,133,000	1,200,980
Newfield Exploration Co.
	6.625% 04/15/16	1,120,000	1,089,200
PetroHawk Energy Corp.
	9.125% 07/15/13(a)	1,400,000	1,424,500
Pogo Producing Co.
	6.625% 03/15/15	1,100,000	1,047,750
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,210,000	1,155,550
			13,644,867
Oil Refining & Marketing – 0.6%
Premcor Refining Group, Inc.
	7.500% 06/15/15	1,015,000	1,060,127
Tesoro Corp.
	6.625% 11/01/15(a)	1,465,000	1,413,725
			2,473,852
Oil & Gas Total			17,095,519
Oil & Gas Services – 0.7%
Oil-Field Services – 0.7%
Hornbeck Offshore Services, Inc.
	Series B,
	6.125% 12/01/14	1,505,000	1,403,413
Newpark Resources, Inc.
	Series B,
	8.625% 12/15/07	1,660,000	1,660,000
			3,063,413
Oil & Gas Services Total			3,063,413
Pipelines – 3.9%
Pipelines – 3.9%
Atlas Pipeline Partners LP

16

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines – (continued)
Pipelines – (continued)
	8.125% 12/15/15	1,070,000	1,091,400
Colorado Interstate Gas Co.
	6.800% 11/15/15	2,145,000	2,125,837
MarkWest Energy Partners LP
	6.875% 11/01/14	1,070,000	1,003,125
	8.500% 07/15/16(a)	645,000	653,062
Northwest Pipeline Corp.
	8.125% 03/01/10	915,000	951,600
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15	1,960,000	1,915,900
Sonat, Inc.
	7.625% 07/15/11	2,040,000	2,085,900
Southern Natural Gas Co.
	8.875% 03/15/10	1,630,000	1,709,947
Williams Companies, Inc.
	6.375% 10/01/10(a)	2,790,000	2,744,662
	8.125% 03/15/12	1,015,000	1,070,825
	8.750% 03/15/32	870,000	937,425
			16,289,683
Pipelines Total			16,289,683
ENERGY TOTAL			39,749,765
FINANCIALS – 6.0%
Diversified Financial Services – 5.2%
Finance-Auto Loans – 2.9%
Ford Motor Credit Co.
	7.375% 02/01/11	3,520,000	3,385,972
	9.875% 08/10/11	2,030,000	2,120,948
General Motors Acceptance Corp.
	6.875% 09/15/11	3,085,000	3,038,352
	8.000% 11/01/31	3,490,000	3,527,308
			12,072,580
Finance-Investment Banker/Broker – 0.8%
E*Trade Financial Corp.
	8.000% 06/15/11	1,700,000	1,763,750
LaBranche & Co., Inc.
	11.000% 05/15/12	1,375,000	1,474,688
			3,238,438
Special Purpose Entity – 1.5%
DJ CDX NA HY

17

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – (continued)
	8.625% 06/29/11(a)	6,000,000	5,992,500
Hughes Network Systems LLC/HNS Finance Corp.
	9.500% 04/15/14(a)	570,000	578,550
			6,571,050
Diversified Financial Services Total			21,882,068
Real Estate Investment Trusts – 0.8%
REITS-Hotels – 0.5%
Host Marriott LP
	Series Q,
	6.750% 06/01/16	2,240,000	2,172,800
			2,172,800
REITS-Regional Malls – 0.3%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(a)	1,405,000	1,398,826
			1,398,826
Real Estate Investment Trusts (REITs) Total			3,571,626
FINANCIALS TOTAL			25,453,694
INDUSTRIALS – 11.5%
Aerospace & Defense – 0.9%
Aerospace/Defense-Equipment – 0.5%
DRS Technologies, Inc.
	6.875% 11/01/13	1,455,000	1,411,350
Sequa Corp.
	9.000% 08/01/09	780,000	822,900
			2,234,250
Electronics-Military – 0.4%
Condor Systems, Inc.
	11.875% 05/01/09(d)(e)(f)(g)	4,000,000	—
L-3 Communications Corp.
	5.875% 01/15/15	385,000	363,825
	6.375% 10/15/15	1,380,000	1,328,250
			1,692,075
Aerospace & Defense Total			3,926,325
Building Materials – 1.0%
Building & Construction Products-Miscellaneous – 0.4%
Nortek, Inc.
	8.500% 09/01/14	1,150,000	1,069,500

18

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Building Materials – (continued)
Building & Construction Products-Miscellaneous – (continued)
NTK Holdings, Inc.
	(c) 03/01/14
	(10.750% 09/01/09)	1,040,000	696,800
			1,766,300
Building Products-Air & Heating – 0.3%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12	1,310,000	1,228,125
			1,228,125
Building Products-Cement/Aggregation – 0.3%
RMCC Acquisition Co.
	9.500% 11/01/12(a)	1,250,000	1,306,250
			1,306,250
Building Materials Total			4,300,675
Electronics – 0.4%
Electronic Components-Miscellaneous – 0.4%
Flextronics International Ltd.
	6.250% 11/15/14	1,840,000	1,759,500
			1,759,500
Electronics Total			1,759,500
Environmental Control – 1.0%
Non-Hazardous Waste Disposal – 1.0%
Allied Waste North America, Inc.
	7.125% 05/15/16(a)	2,455,000	2,387,488
	7.875% 04/15/13	1,720,000	1,741,500
			4,128,988
Environmental Control Total			4,128,988
Machinery-Construction & Mining – 0.4%
Machinery-Construction & Mining – 0.4%
Terex Corp.
	7.375% 01/15/14	1,510,000	1,510,000
			1,510,000
Machinery-Construction & Mining Total			1,510,000
Machinery-Diversified – 0.7%
Machinery-General Industry – 0.4%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	1,070,000	1,011,150
Manitowoc Co., Inc.
	7.125% 11/01/13	760,000	748,600
			1,759,750

19

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Diversified – (continued)
Machinery-Material Handling – 0.3%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,190,000	1,213,800
			1,213,800
Machinery-Diversified Total			2,973,550
Metal Fabricate/Hardware – 0.5%
Metal Processors & Fabrication – 0.5%
Mueller Group, Inc.
	10.000% 05/01/12	692,000	754,280
Mueller Holdings, Inc.
	(c) 04/15/14
	(14.750% 04/15/09)	774,000	681,120
TriMas Corp.
	9.875% 06/15/12	770,000	729,575
			2,164,975
Metal Fabricate/Hardware Total			2,164,975
Miscellaneous Manufacturing – 1.8%
Diversified Manufacturing Operators – 1.5%
Bombardier, Inc.
	6.300% 05/01/14(a)	2,281,000	2,030,090
J.B. Poindexter & Co.
	8.750% 03/15/14	1,255,000	1,041,650
Koppers Industries, Inc.
	9.875% 10/15/13	1,004,000	1,086,830
Trinity Industries, Inc.
	6.500% 03/15/14	2,136,000	2,066,580
			6,225,150
Miscellaneous Manufacturing – 0.3%
Nutro Products, Inc.
	10.750% 04/15/14(a)	1,190,000	1,255,450
			1,255,450
Miscellaneous Manufacturing Total			7,480,600
Packaging & Containers – 2.5%
Containers-Metal/Glass – 1.5%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	2,130,000	2,140,650
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13	2,470,000	2,500,875
Owens-Illinois, Inc.

20

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – (continued)
Containers-Metal/Glass – (continued)
	7.500% 05/15/10	1,680,000	1,663,200
			6,304,725
Containers-Paper/Plastic – 1.0%
Consolidated Container Co., LLC
	(c) 06/15/09
	(10.750% 06/15/07)	1,065,000	1,011,750
Jefferson Smurfit Corp.
	8.250% 10/01/12	1,770,000	1,677,075
MDP Acquisitions PLC
	9.625% 10/01/12	1,290,000	1,346,437
Solo Cup Co.
	8.500% 02/15/14	505,000	439,350
			4,474,612
Packaging & Containers Total			10,779,337
Transportation – 2.3%
Transportation-Marine – 0.9%
Ship Finance International Ltd.
	8.500% 12/15/13	1,655,000	1,584,663
Stena AB
	7.500% 11/01/13	2,345,000	2,309,825
			3,894,488
Transportation-Railroad – 0.4%
TFM SA de CV
	9.375% 05/01/12	1,755,000	1,858,106
			1,858,106
Transportation-Services – 0.7%
CHC Helicopter Corp.
	7.375% 05/01/14	2,015,000	1,894,100
PHI, Inc.
	7.125% 04/15/13(a)	1,050,000	1,000,125
			2,894,225
Transportation-Trucks – 0.3%
QDI LLC

21

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Trucks – (continued)
	9.000% 11/15/10	1,060,000	1,014,950
			1,014,950
Transportation Total			9,661,769
INDUSTRIALS TOTAL			48,685,719
TECHNOLOGY – 1.1%
Computers – 0.2%
Computer Services – 0.2%
Sungard Data Systems, Inc.
	9.125% 08/15/13	1,035,000	1,068,638
			1,068,638
Computers Total			1,068,638
Office/Business Equipment – 0.5%
Office Automation & Equipment – 0.5%
Xerox Corp.
	7.125% 06/15/10	1,470,000	1,517,775
	6.400% 03/15/16	470,000	465,345
			1,983,120
Office/Business Equipment Total			1,983,120
Semiconductors – 0.4%
Electronic Components-Semiconductors – 0.4%
Amkor Technology, Inc.
	9.250% 06/01/16	850,000	809,625
Freescale Semiconductor, Inc.
	6.875% 07/15/11	855,000	872,100
			1,681,725
Semiconductors Total			1,681,725
TECHNOLOGY TOTAL			4,733,483
UTILITIES – 4.3%
Electric – 4.3%
Electric-Generation – 1.3%
AES Corp.
	7.750% 03/01/14	1,765,000	1,817,950
	9.000% 05/15/15(a)	610,000	658,037
	9.500% 06/01/09	331,000	354,170
Edison Mission Energy
	7.730% 06/15/09	2,640,000	2,699,400
			5,529,557

22

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Electric-Integrated – 1.1%
CMS Energy Corp.
	6.875% 12/15/15	910,000	912,275
	8.500% 04/15/11	575,000	616,687
Nevada Power Co.
	9.000% 08/15/13	640,000	697,650
Sierra Pacific Resources
	6.750% 08/15/17	910,000	896,092
TECO Energy, Inc.
	7.000% 05/01/12	1,205,000	1,239,644
			4,362,348
Independent Power Producer – 1.9%
Dynegy Holdings, Inc.
	6.875% 04/01/11	1,275,000	1,224,000
	7.125% 05/15/18	870,000	767,775
Mirant North America LLC
	7.375% 12/31/13	2,195,000	2,173,050
MSW Energy Holdings II LLC
	Series B,
	7.375% 09/01/10	910,000	914,550
MSW Energy Holdings LLC
	8.500% 09/01/10	1,085,000	1,117,550
NRG Energy, Inc.
	7.250% 02/01/14	960,000	948,000
	7.375% 02/01/16	1,025,000	1,009,625
			8,154,550
Electric Total			18,046,455
UTILITIES TOTAL			18,046,455
	Total Corporate Fixed-Income Bonds & Notes (cost of $373,588,379)		368,227,243

		Shares
Preferred Stocks – 2.3%
COMMUNICATIONS – 0.8%
Media – 0.8%
	PTV Inc.	18	42
	10.000%
	Spanish Broadcasting System, Inc. PIK,	3,250	3,526,250
	Series B,
	10.750%

23

		Shares	Value ($)
Preferred Stocks – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Media Total			3,526,292
COMMUNICATIONS TOTAL			3,526,292
FINANCIALS – 1.5%
Real Estate Investment Trusts (REITs) – 1.5%
	iStar Financial, Inc.
	Series E, 7.875%	86,769	2,212,610
	Series F, 7.800%	57,000	1,441,034
	Sovereign Real Estate Investment Corp.	1,800,000	2,484,000
	12.000%(a)
Real Estate Investment Trusts (REITs) Total			6,137,644
FINANCIALS TOTAL			6,137,644
	Total Preferred Stocks (cost of $9,638,188)		9,663,936
Common Stocks – 1.2%
CONSUMER DISCRETIONARY – 0.4%
Media – 0.4%
	NTL, Inc.	35,385	937,349
	Sinclair Broadcast Group, Inc., Class A	100,000	772,000
Media Total			1,709,349
CONSUMER DISCRETIONARY TOTAL			1,709,349
INDUSTRIALS – 0.0%
Commercial Services & Supplies – 0.0%
	Fairlane Management Corp. (d)(e)(f)(h)	50,004	—
Commercial Services & Supplies Total			—
INDUSTRIALS TOTAL			—
MATERIALS – 0.2%
Chemicals – 0.2%
	Lyondell Chemical Co.	30,000	779,400
Chemicals Total			779,400
MATERIALS TOTAL			779,400
TELECOMMUNICATION SERVICES – 0.5%
Diversified Telecommunication Services – 0.2%
	Embarq Corp. (h)	14,346	676,414
Diversified Telecommunication Services Total			676,414

24

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Wireless Telecommunication Services – 0.3%
Sprint Nextel Corp.	76,922	1,301,520
Wireless Telecommunication Services Total		1,301,520
TELECOMMUNICATION SERVICES TOTAL		1,977,934
UTILITIES – 0.1%
Independent Power Producers & Energy Traders – 0.1%
Mirant Corp. (h)	23,717	687,081
Independent Power Producers & Energy Traders Total		687,081
UTILITIES TOTAL		687,081
Total Common Stocks (cost of $5,493,556)		5,153,764

		Par ($)
Municipal Bonds – 0.8%
CALIFORNIA – 0.8%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(e)	3,250,000	3,427,645
CALIFORNIA TOTAL			3,427,645
	Total Municipal Bonds (cost of $3,250,000)		3,427,645
Convertible Bonds – 0.4%
COMMUNICATIONS – 0.4%
Telecommunication Services – 0.4%
Telecommunication Equipment – 0.2%
Nortel Networks Corp.
	4.250% 09/01/08	835,000	790,119
			790,119
Telephone-Integrated – 0.2%
NTL Cable PLC
	8.750% 04/15/14	690,000	928,104
			928,104
Telecommunication Services Total			1,718,223
COMMUNICATIONS TOTAL			1,718,223
	Total Convertible Bonds (cost of $1,730,148)		1,718,223

25

		Units	Value ($)
Warrants (h)– 0.1%
COMMUNICATIONS – 0.0%
Media – 0.0%
Broadcast Services/Programs – 0.0%
XM Satellite Radio Holdings, Inc.	Expires 03/15/10(a)	2,435	12,175
			12,175
	Media Total		12,175
Telecommunication Services – 0.0%
Cellular Telecommunications – 0.0%
UbiquiTel, Inc.	Expires 04/15/10(a)(d)(e)(f)	5,250	–
			–
Telecommunication Services – 0.0%
Jazztel PLC	Expires 07/15/10(d)(e)(f)	1,435	–
			–
	Telecommunication Services Total		–
	COMMUNICATIONS TOTAL		12,175
CONSUMER NON-CYCLICAL – 0.0%
Food – 0.0%
Food-Retail – 0.0%
Pathmark Stores Inc.	Expires 09/19/10(e)	58,758	18,215
			18,215
	Food Total		18,215
	CONSUMER NON-CYCLICAL TOTAL		18,215
INDUSTRIALS – 0.1%
Transportation – 0.1%
Transportation-Trucks – 0.1%
QDI LLC	Expires 01/15/07(a)(d)(e)	10,207	200,415
			200,415
	Transportation Total		200,415
	INDUSTRIALS TOTAL		200,415
	Total Warrants (cost of $7,829,466)		230,805

		Par ($)
Short-Term Obligations – 6.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/06, due 09/01/06 at 5.160%, collateralized by a U.S. Treasury Bond maturing 02/15/29, market value of $28,208,716 (repurchase proceeds $27,656,964)	27,653,000	27,653,000
	Total Short-Term Obligations (cost of $27,653,000)		27,653,000

26

Total Investments – 98.5% (cost of $429,182,737)(i)(j)	416,074,616

Other Assets & Liabilities, Net – 1.5%	6,391,103

Net Assets – 100.0%	422,465,719

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which are not illiquid, except for the following, amounted to $69,986,057 which represents 16.6% of net assets.

27

	Acquisition
Security	Date	Par/Units	Cost	Value
QDI LLC	05/28/02	10,207	—	200,415
Ubiquitel, Inc.	04/04/00	5,250	247,969	—
				$200,415

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(e)	Illiquid security.
(f)	Security has no value.
(g)	The issuer has filed for bankruptcy protection under Chapter 11. Income is not being accrued. At August 31, 2006, the value of these securities amounted to $0, which represents 0.0% of net assets.
(h)	Non-income producing
(i)	Cost for federal income tax purposes is $429,882,978.
(j)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$7,532,547	$(21,340,909)	$(13,808,362)

At  August 31, 2006, the Fund had entered into the following forward currency exchange contracts:

				Unrealized
Forward Currency		Aggregate	Settlement	Appreciation/
Contracts to Sell	Value	Face Value	Date	(Depreciation)
EUR	$4,522,808	$4,505,778	09/15/06	$(17,030)
EUR	1,012,889	1,017,848	10/25/06	4,959
				$(12,071)

Acronym	Name

EUR	Euro Currency
PIK	Payment-In-Kind
REIT	Real Estate Investment Trust

28

INVESTMENT PORTFOLIO
August 31, 2006 (Unaudited)	Columbia Strategic Income Fund

			Par ($)	Value ($)*
Government & Agency Obligations – 50.3%
FOREIGN GOVERNMENT OBLIGATIONS – 31.4%
Aries Vermoegensverwaltungs GmbH
	6.182% 10/25/07	EUR	2,500,000	3,316,256
	7.750% 10/25/09(a)		2,750,000	3,933,962
	9.600% 10/25/14	USD	750,000	961,725
Bundesrepublik Deutschland
	6.000% 06/20/16	EUR	9,500,000	14,380,466
Corp. Andina de Fomento
	6.375% 06/18/09	EUR	4,350,000	5,911,649
European Investment Bank
	5.500% 12/07/11	GBP	5,250,000	10,224,373
Federal Republic of Brazil
	7.375% 02/03/15	EUR	4,950,000	7,210,438
	8.750% 02/04/25	USD	10,920,000	12,978,420
	11.000% 08/17/40(b)		5,800,000	7,577,700
Federal Republic of Germany
	4.250% 07/04/14	EUR	12,990,000	17,237,106
	5.000% 07/04/12		5,010,000	6,864,579
	5.250% 07/04/10		1,580,000	2,143,979
Government of Canada
	4.500% 06/01/15	CAD	15,620,000	14,569,434
	10.000% 06/01/08		18,530,000	18,428,909
Government of New Zealand
	6.000% 07/15/08	NZD	5,200,000	3,369,214
	6.000% 11/15/11		3,000,000	1,951,984
Kingdom of Norway
	5.500% 05/15/09	NOK	100,170,000	16,496,741
	6.000% 05/16/11		82,830,000	14,248,227
Kingdom of Spain
	5.500% 07/30/17	EUR	13,410,000	19,749,688
Kingdom of Sweden
	5.000% 01/28/09	SEK	112,860,000	16,134,426
	6.750% 05/05/14		122,600,000	20,350,436
New South Wales Treasury Corp.
	7.000% 12/01/10	AUD	11,555,000	9,130,331
Province of Ontario
	5.000% 03/08/14	CAD	8,200,000	7,755,985
Province of Quebec
	6.000% 10/01/12		7,155,000	7,062,431
	6.000% 10/01/29		4,030,000	4,262,802
Republic of Bulgaria

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
	8.250% 01/15/15	USD	9,145,000	10,674,958
	8.250% 01/15/15(a)		300,000	350,250
Republic of Chile
	7.125% 01/11/12		3,000,000	3,230,100
Republic of Colombia
	8.125% 05/21/24		3,325,000	3,657,500
	9.750% 04/09/11		5,051,596	5,526,446
	11.375% 01/31/08	EUR	3,285,000	4,612,600
Republic of France
	4.000% 10/25/09		10,820,000	14,052,821
	4.000% 04/25/14		8,220,000	10,731,961
	4.750% 10/25/12		10,100,000	13,710,177
Republic of Panama
	7.250% 03/15/15	USD	4,000,000	4,220,000
	8.875% 09/30/27		7,270,000	8,869,400
Republic of Peru
	7.500% 10/14/14	EUR	3,905,000	5,655,766
	9.875% 02/06/15	USD	1,100,000	1,353,000
Republic of Poland
	5.750% 03/24/10	PLN	29,600,000	9,741,916
Republic of South Africa
	6.500% 06/02/14	USD	13,746,000	14,347,387
	13.000% 08/31/10	ZAR	44,440,000	7,035,255
Republic of Venezuela
	6.438% 12/18/07(c)(d)	USD	285,682	285,682
	9.250% 09/15/27(b)		10,295,000	12,796,685
Russian Federation
	5.000% 03/31/30 (7.500% 03/31/07)(e)		13,860,000	15,424,794
	11.000% 07/24/18		5,752,000	8,252,970
	12.750% 06/24/28		7,430,000	13,251,405
Treasury Corp. of Victoria
	6.250% 10/15/12	AUD	16,900,000	13,072,488
United Kingdom Treasury
	5.000% 09/07/14	GBP	710,000	1,391,486
	5.750% 12/07/09		2,550,000	4,995,649
	8.000% 06/07/21		2,860,000	7,518,116
	9.000% 07/12/11		5,350,000	12,075,364
United Mexican States

			Par ($)	Value ($)
Government & Agency Obligations – (continued)
FOREIGN GOVERNMENT OBLIGATIONS – (continued)
	7.500% 03/08/10	EUR	5,890,000	8,380,555
	8.125% 12/30/19	USD	5,720,000	6,892,600
	8.375% 01/14/11		11,520,000	12,821,760
	11.375% 09/15/16		7,590,000	10,868,880
	FOREIGN GOVERNMENT OBLIGATIONS TOTAL			492,049,232
U.S. GOVERNMENT AGENCIES – 1.4%
Federal Farm Credit Bank
	5.000% 08/25/10		8,600,000	8,499,027
Federal Home Loan Mortgage Corp.
	5.125% 10/15/08		1,280,000	1,281,769
	5.750% 03/15/09(b)		1,010,000	1,027,087
	6.750% 03/15/31(b)		406,000	487,898
Federal National Mortgage Association
	2.625% 11/15/06		394,000	391,768
	3.250% 08/15/08(b)		8,000,000	7,726,016
	4.375% 07/17/13(b)		3,003,000	2,871,568
	U.S. GOVERNMENT AGENCIES TOTAL			22,285,133
U.S. GOVERNMENT OBLIGATIONS – 17.5%
U.S. Treasury Bonds
	7.500% 11/15/24(b)		18,400,000	23,966,000
	8.875% 02/15/19(b)		21,827,000	29,894,456
	10.375% 11/15/12(b)		52,000,000	55,284,528
	10.625% 08/15/15(b)		29,415,000	41,906,021
	12.500% 08/15/14		52,151,000	63,220,884
U.S. Treasury Notes
	4.000% 06/15/09(b)		4,650,000	4,564,993
	5.000% 02/15/11(b)		29,500,000	29,918,310
	5.125% 06/30/08(b)		10,000,000	10,053,520
	5.125% 05/15/16(b)		6,000,000	6,170,388
U.S. Treasury STRIPS
	(f) 11/15/08(b)		7,000,000	6,310,122
	(f) 11/15/13(b)		2,250,000	1,607,659
	(f) 05/15/23		4,550,000	1,980,997
	U.S. GOVERNMENT OBLIGATIONS TOTAL			274,877,878
	Total Government & Agency Obligations (cost of $795,205,716)			789,212,243

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – 37.9%
BASIC MATERIALS – 3.2%
Chemicals – 1.6%
Agricultural Chemicals – 0.3%
IMC Global, Inc.
	10.875% 08/01/13		1,610,000	1,803,200
Terra Capital, Inc.
	12.875% 10/15/08		2,345,000	2,620,538
				4,423,738
Chemicals-Diversified – 1.0%
BCP Crystal US Holdings Corp.
	9.625% 06/15/14		1,250,000	1,354,688
EquiStar Chemicals LP
	10.625% 05/01/11		1,990,000	2,139,250
Huntsman International LLC
	8.375% 01/01/15(a)		2,625,000	2,605,312
Ineos Group Holdings PLC
	7.875% 02/15/16(a)	EUR	1,265,000	1,541,647
	8.500% 02/15/16(a)	USD	1,560,000	1,482,000
Innophos Investments Holdings, Inc.
	PIK,
	13.405% 02/15/15(c)		1,229,598	1,272,634
Lyondell Chemical Co.
	9.625% 05/01/07		2,650,000	2,703,000
NOVA Chemicals Corp.
	6.500% 01/15/12		2,650,000	2,457,875
				15,556,406
Chemicals-Specialty – 0.3%
Chemtura Corp.
	6.875% 06/01/16		2,075,000	2,007,562
Rhodia SA
	8.875% 06/01/11		2,612,000	2,670,770
				4,678,332
	Chemicals Total			24,658,476
Forest Products & Paper – 0.9%
Paper & Related Products – 0.9%
Abitibi-Consolidated, Inc.
	8.375% 04/01/15		2,225,000	2,024,750
Boise Cascade LLC
	7.125% 10/15/14		1,360,000	1,264,800
	8.382% 10/15/12(c)		1,430,000	1,437,150
Buckeye Technologies, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
	8.500% 10/01/13	1,310,000	1,296,900
Georgia-Pacific Corp.
	8.000% 01/15/24	3,075,000	3,028,875
Neenah Paper, Inc.
	7.375% 11/15/14	740,000	689,125
NewPage Corp.
	10.000% 05/01/12	1,455,000	1,502,287
	12.000% 05/01/13	630,000	650,475
Norske Skog
	7.375% 03/01/14	1,495,000	1,364,188
	8.625% 06/15/11	1,080,000	1,061,100
			14,319,650
Forest Products & Paper Total			14,319,650
Iron/Steel – 0.1%
Steel-Producers – 0.0%
Steel Dynamics, Inc.
	9.500% 03/15/09	970,000	1,003,950
			1,003,950
Steel-Specialty – 0.1%
UCAR Finance, Inc.
	10.250% 02/15/12	1,240,000	1,302,000
			1,302,000
Iron/Steel Total			2,305,950
Metals & Mining – 0.6%
Diversified Minerals – 0.2%
FMG Finance Ltd.
	10.625% 09/01/16(a)	2,715,000	2,701,425
			2,701,425
Mining Services – 0.0%
Hudson Bay Mining & Smelting Co., Ltd.
	9.625% 01/15/12	625,000	682,813
			682,813
Non-Ferrous Metals – 0.4%
Codelco, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Metals & Mining – (continued)
Non-Ferrous Metals – (continued)
	5.500% 10/15/13	6,000,000	5,922,600
			5,922,600
Metals & Mining Total			9,306,838
BASIC MATERIALS TOTAL			50,590,914
COMMUNICATIONS – 7.8%
Media – 3.3%
Broadcast Services/Programs – 0.2%
Fisher Communications, Inc.
	8.625% 09/15/14	1,120,000	1,150,800
Xm Satellite Radio, Inc.
	9.750% 05/01/14(a)	1,665,000	1,565,100
			2,715,900
Cable TV – 1.6%
Atlantic Broadband Finance LLC
	9.375% 01/15/14	1,830,000	1,765,950
Charter Communications Holdings I LLC
	11.000% 10/01/15	2,790,000	2,476,125
Charter Communications Holdings II LLC
	10.250% 09/15/10	3,980,000	4,029,750
Charter Communications Holdings LLC
	9.920% 04/01/14(b)	2,105,000	1,373,512
CSC Holdings, Inc.
	7.625% 04/01/11	5,505,000	5,628,862
DirecTV Holdings LLC
	6.375% 06/15/15	2,500,000	2,337,500
EchoStar DBS Corp.
	6.625% 10/01/14	3,595,000	3,455,694
Insight Midwest LP
	9.750% 10/01/09	1,665,000	1,694,138
Telenet Group Holding NV
	(g) 06/15/14 (11.500% 12/15/08)(a)	2,172,000	1,867,920
			24,629,451
Multimedia – 0.3%
Advanstar Communications, Inc.
	15.000% 10/15/11	1,555,000	1,621,088
Lamar Media Corp.
	6.625% 08/15/15	1,815,000	1,701,562

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
Quebecor Media, Inc.
	7.750% 03/15/16	1,985,000	1,965,150
			5,287,800
Publishing-Periodicals – 0.8%
Dex Media West LLC
	9.875% 08/15/13	4,397,000	4,721,279
Dex Media, Inc.
	(g) 11/15/13 (9.000% 11/15/08)	1,775,000	1,477,687
PriMedia, Inc.
	8.000% 05/15/13	3,070,000	2,739,975
RH Donnelley Corp.
	8.875% 01/15/16	1,870,000	1,841,950
WDAC Subsidiary Corp.
	8.375% 12/01/14(a)	2,165,000	2,175,825
			12,956,716
Radio – 0.1%
CMP Susquehanna Corp.
	9.875% 05/15/14(a)	1,750,000	1,631,875
			1,631,875
Television – 0.3%
LIN Television Corp.
	6.500% 05/15/13	1,925,000	1,775,813
Sinclair Broadcast Group, Inc.
	8.750% 12/15/11	2,280,000	2,379,750
			4,155,563
Media Total			51,377,305
Telecommunication Services – 4.5%
Cellular Telecommunications – 1.9%
Digicel Ltd.
	9.250% 09/01/12(a)	3,770,000	3,930,225
Dobson Cellular Systems, Inc.
	8.375% 11/01/11	2,470,000	2,556,450
	9.875% 11/01/12	2,550,000	2,722,125
Horizon PCS, Inc.
	11.375% 07/15/12	1,355,000	1,527,763
iPCS Escrow Co.
	11.500% 05/01/12	750,000	843,750
Nextel Communications, Inc.
	7.375% 08/01/15	3,645,000	3,750,479

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Cellular Telecommunications – (continued)
Nextel Partners, Inc.
	8.125% 07/01/11	1,915,000	2,010,750
Rogers Cantel, Inc.
	9.750% 06/01/16	2,408,000	2,901,640
Rogers Wireless, Inc.
	8.000% 12/15/12	1,480,000	1,546,600
Rural Cellular Corp.
	8.250% 03/15/12	2,380,000	2,439,500
	9.750% 01/15/10(b)	440,000	437,800
	11.239% 11/01/12(c)	1,680,000	1,730,400
US Unwired, Inc.
	10.000% 06/15/12	2,540,000	2,794,000
			29,191,482
Satellite Telecommunications – 0.7%
Inmarsat Finance II PLC
	(g) 11/15/12 (10.375% 11/15/08)	2,855,000	2,490,987
Intelsat Bermuda, Ltd.
	11.250% 06/15/16(a)	2,620,000	2,714,975
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	2,360,000	2,354,100
PanAmSat Corp.
	9.000% 08/15/14	1,346,000	1,369,555
Zeus Special Subsidiary Ltd.
	(g) 02/01/15 (9.250% 02/01/10)(a)	1,875,000	1,284,375
			10,213,992
Telecommunication Equipment – 0.1%
Lucent Technologies, Inc.
	6.450% 03/15/29	2,705,000	2,306,012
			2,306,012
Telecommunication Services – 0.5%
Embarq Corp.
	7.082% 06/01/16	990,000	1,010,135
	7.995% 06/01/36	840,000	877,934
Nordic Telephone Co. Holdings ApS
	8.250% 05/01/16(a)	1,285,000	1,738,880
	8.875% 05/01/16(a)	815,000	847,600
Syniverse Technologies, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecommunication Services – (continued)
	7.750% 08/15/13	1,615,000	1,570,587
Time Warner Telecom Holdings, Inc.
	9.250% 02/15/14	2,185,000	2,272,400
			8,317,536
Telephone-Integrated – 1.2%
Cincinnati Bell, Inc.
	7.000% 02/15/15	2,205,000	2,149,875
Citizens Communications Co.
	9.000% 08/15/31	3,115,000	3,286,325
Qwest Communications International, Inc.
	7.500% 02/15/14(b)	1,485,000	1,472,006
Qwest Corp.
	7.500% 10/01/14(a)	1,340,000	1,363,450
	7.500% 06/15/23	3,145,000	3,066,375
	8.875% 03/15/12	2,835,000	3,068,887
US LEC Corp.
	13.620% 10/01/09(c)	1,395,000	1,473,469
Windstream Corp.
	8.625% 08/01/16(a)(b)	2,655,000	2,807,663
			18,688,050
Wireless Equipment – 0.1%
American Towers, Inc.
	7.250% 12/01/11	1,865,000	1,916,288
			1,916,288
Telecommunication Services Total			70,633,360
COMMUNICATIONS TOTAL			122,010,665
CONSUMER CYCLICAL – 6.2%
Airlines – 0.2%
Airlines – 0.2%
Continental Airlines, Inc.
	7.568% 12/01/06	2,895,000	2,890,422
			2,890,422
Airlines Total			2,890,422
Apparel – 0.5%
Apparel Manufacturers – 0.5%
Broder Brothers Co.
	11.250% 10/15/10	1,315,000	1,239,388
Levi Strauss & Co.
	9.750% 01/15/15	3,440,000	3,560,400

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Apparel – (continued)
Apparel Manufacturers – (continued)
Phillips-Van Heusen Corp.
	7.250% 02/15/11	1,620,000	1,615,950
	8.125% 05/01/13	1,140,000	1,171,350
			7,587,088
Apparel Total			7,587,088
Auto Manufacturers – 0.1%
Auto-Cars/Light Trucks – 0.1%
General Motors Corp.
	8.375% 07/15/33	2,010,000	1,683,375
			1,683,375
Auto Manufacturers Total			1,683,375
Auto Parts & Equipment – 0.5%
Auto/Truck Parts & Equipment-Original – 0.1%
TRW Automotive, Inc.
	9.375% 02/15/13	2,135,000	2,279,113
			2,279,113
Auto/Truck Parts & Equipment-Replacement – 0.1%
Commercial Vehicle Group
	8.000% 07/01/13	1,835,000	1,747,838
			1,747,838
Rubber-Tires – 0.3%
Goodyear Tire & Rubber Co.
	9.000% 07/01/15(b)	4,105,000	4,115,262
			4,115,262
Auto Parts & Equipment Total			8,142,213
Distribution/Wholesale – 0.1%
Distribution/Wholesale – 0.1%
Buhrmann US, Inc.
	7.875% 03/01/15	1,315,000	1,275,550
			1,275,550
Distribution/Wholesale Total			1,275,550
Entertainment – 0.7%
Gambling (Non-Hotel) – 0.3%
Global Cash Access LLC
	8.750% 03/15/12	1,924,000	2,012,985
Jacobs Entertainment, Inc.
	9.750% 06/15/14(a)	1,125,000	1,123,594

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Entertainment – (continued)
Gambling (Non-Hotel) – (continued)
Pokagon Gaming Authority
	10.375% 06/15/14(a)	1,110,000	1,173,825
			4,310,404
Music – 0.3%
Steinway Musical Instruments, Inc.
	7.000% 03/01/14(a)	2,080,000	2,007,200
Warner Music Group
	7.375% 04/15/14	2,455,000	2,362,937
			4,370,137
Resorts/Theme Parks – 0.1%
Six Flags, Inc.
	9.625% 06/01/14	2,630,000	2,347,275
			2,347,275
Entertainment Total			11,027,816
Home Builders – 0.2%
Building-Residential/Commercial – 0.2%
K. Hovnanian Enterprises, Inc.
	6.375% 12/15/14(b)	1,395,000	1,238,062
	8.875% 04/01/12	1,130,000	1,090,450
KB Home
	5.875% 01/15/15	1,730,000	1,529,924
			3,858,436
Home Builders Total			3,858,436
Home Furnishings – 0.1%
Home Furnishings – 0.1%
Sealy Mattress Co.
	8.250% 06/15/14	1,660,000	1,676,600
			1,676,600
Home Furnishings Total			1,676,600
Leisure Time – 0.4%
Cruise Lines – 0.2%
Royal Caribbean Cruises Ltd.
	7.000% 06/15/13	2,865,000	2,876,655
			2,876,655
Leisure & Recreational Products – 0.1%
K2, Inc.
	7.375% 07/01/14	1,540,000	1,493,800
			1,493,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Leisure Time – (continued)
Recreational Centers – 0.1%
Town Sports International, Inc.
	(g) 02/01/14 (11.000% 02/01/09)	1,703,000	1,379,430
			1,379,430
Leisure Time Total			5,749,885
Lodging – 2.3%
Casino Hotels – 2.0%
CCM Merger, Inc.
	8.000% 08/01/13(a)	2,525,000	2,417,687
Chukchansi Economic Development Authority
	8.780% 11/15/12(a)(c)	1,435,000	1,478,050
Circus & Eldorado/Silver Legacy Capital Corp.
	10.125% 03/01/12	1,780,000	1,869,000
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	1,855,000	1,943,113
Greektown Holdings LLC
	10.750% 12/01/13(a)	2,005,000	2,110,262
Hard Rock Hotel, Inc.
	8.875% 06/01/13	2,920,000	3,135,350
Kerzner International Ltd.
	6.750% 10/01/15	2,940,000	3,145,800
MGM Mirage
	6.000% 10/01/09	1,750,000	1,710,625
	6.750% 09/01/12	3,055,000	2,970,987
	8.500% 09/15/10	1,695,000	1,783,988
Mohegan Tribal Gaming Authority
	6.125% 02/15/13	1,200,000	1,144,500
Pinnacle Entertainment, Inc.
	8.250% 03/15/12	3,100,000	3,115,500
Station Casinos, Inc.
	6.000% 04/01/12	2,355,000	2,251,969
Wynn Las Vegas LLC
	6.625% 12/01/14	2,745,000	2,621,475
			31,698,306
Hotels & Motels – 0.3%
Hilton Hotels Corp.
	7.500% 12/15/17	1,705,000	1,792,990

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Hotels & Motels – (continued)
ITT Corp.
	7.375% 11/15/15	2,580,000	2,747,700
			4,540,690
Lodging Total			36,238,996
Retail – 1.0%
Retail-Automobiles – 0.2%
Asbury Automotive Group, Inc.
	8.000% 03/15/14	2,235,000	2,179,125
AutoNation, Inc.
	7.000% 04/15/14(a)	745,000	734,756
	7.507% 04/15/13(a)(c)	450,000	452,250
			3,366,131
Retail-Drug Stores – 0.1%
Rite Aid Corp.
	7.500% 01/15/15(b)	2,055,000	1,962,525
			1,962,525
Retail-Home Furnishings – 0.2%
Tempur-Pedic, Inc.
	10.250% 08/15/10	2,411,000	2,525,523
			2,525,523
Retail-Propane Distributors – 0.3%
AmeriGas Partners LP
	7.125% 05/20/16	1,730,000	1,682,425
Ferrellgas Partners LP
	8.750% 06/15/12	1,720,000	1,780,200
Inergy LP/Inergy Finance Corp.
	8.250% 03/01/16	1,400,000	1,438,500
			4,901,125
Retail-Restaurants – 0.2%
Dave & Buster’s, Inc.
	11.250% 03/15/14(a)	1,300,000	1,209,000
Landry’s Restaurants, Inc.
	7.500% 12/15/14	1,805,000	1,705,725
			2,914,725
Retail Total			15,670,029
Textiles – 0.1%
Textile-Products – 0.1%
INVISTA

August 31, 2006 (Unaudited)	Columbia Strategic Income Fund

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Textiles - (continued)
Textile-Products - (continued)
	9.250% 05/01/12(a)	1,620,000	1,701,000
			1,701,000
Textiles Total			1,701,000
CONSUMER CYCLICAL TOTAL			97,501,410
CONSUMER NON-CYCLICAL - 5.5%
Agriculture - 0.2%
Tobacco - 0.2%
Alliance One International, Inc.
	11.000% 05/15/12	1,440,000	1,440,000
Reynolds American, Inc.
	7.625% 06/01/16(a)	1,480,000	1,544,167
			2,984,167
Agriculture Total			2,984,167
Beverages - 0.3%
Beverages-Non-Alcoholic - 0.1%
Cott Beverages, Inc.
	8.000% 12/15/11	1,730,000	1,751,625
			1,751,625
Beverages-Wine/Spirits - 0.2%
Constellation Brands, Inc.
	7.250% 09/01/16	1,170,000	1,175,850
	8.000% 02/15/08	275,000	281,875
	8.125% 01/15/12	1,525,000	1,582,188
			3,039,913
Beverages Total			4,791,538
Biotechnology - 0.2%
Medical-Biomedical/Gene - 0.2%
Bio-Rad Laboratories, Inc.
	7.500% 08/15/13	2,455,000	2,491,825
			2,491,825
Biotechnology Total			2,491,825
Commercial Services - 1.6%
Commercial Services - 0.1%
Iron Mountain, Inc.
	7.750% 01/15/15	2,035,000	2,014,650
			2,014,650

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services - (continued)
Commercial Services-Finance - 0.1%
Dollar Financial Group, Inc.
	9.750% 11/15/11	807,000	867,525
			867,525
Funeral Services & Related Items - 0.2%
Service Corp. International
	6.750% 04/01/16(b)	850,000	807,500
	7.700% 04/15/09	1,655,000	1,692,237
			2,499,737
Printing-Commercial - 0.2%
Quebecor World Capital Corp.
	8.750% 03/15/16(a)	2,130,000	2,002,200
Sheridan Group
	10.250% 08/15/11	1,290,000	1,299,675
			3,301,875
Private Corrections - 0.3%
Corrections Corp. of America
	6.250% 03/15/13	2,560,000	2,473,600
GEO Group, Inc.
	8.250% 07/15/13	2,290,000	2,278,550
			4,752,150
Rental Auto/Equipment - 0.7%
Ashtead Capital, Inc.
	9.000% 08/15/16(a)	1,115,000	1,137,300
Ashtead Holdings PLC
	8.625% 08/01/15(a)	2,255,000	2,255,000
Avis Budget Car Rental LLC
	7.625% 05/15/14(a)	1,380,000	1,311,000
	7.750% 05/15/16(a)	950,000	898,320
Hertz Corp.
	8.875% 01/01/14(a)	2,285,000	2,370,687
United Rentals North America, Inc.
	6.500% 02/15/12	2,580,000	2,444,550
	7.750% 11/15/13	765,000	732,488
			11,149,345
Commercial Services Total			24,585,282
Cosmetics/Personal Care - 0.2%
Cosmetics & Toiletries - 0.2%
DEL Laboratories, Inc.
	8.000% 02/01/12	2,065,000	1,755,250

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Cosmetics/Personal Care - (continued)
Cosmetics & Toiletries - (continued)
Elizabeth Arden, Inc.
	7.750% 01/15/14	2,045,000	1,968,313
			3,723,563
Cosmetics/Personal Care Total			3,723,563
Food - 0.5%
Food-Confectionery - 0.1%
Merisant Co.
	9.500% 07/15/13	1,590,000	1,033,500
			1,033,500
Food-Dairy Products - 0.1%
Dean Foods Co.
	7.000% 06/01/16	1,775,000	1,757,250
			1,757,250
Food-Miscellaneous/Diversified - 0.3%
Dole Food Co., Inc.
	8.625% 05/01/09	2,072,000	2,040,920
Pinnacle Foods Holding Corp.
	8.250% 12/01/13	2,785,000	2,736,262
Reddy Ice Holdings, Inc.
	(g) 11/01/12 (10.500% 11/01/08)	1,365,000	1,173,900
			5,951,082
Food Total			8,741,832
Healthcare Services - 0.9%
Dialysis Centers - 0.1%
DaVita, Inc.
	7.250% 03/15/15	1,940,000	1,901,200
			1,901,200
Medical-HMO - 0.1%
Coventry Health Care, Inc.
	8.125% 02/15/12	1,770,000	1,845,225
			1,845,225
Medical-Hospitals - 0.2%
Tenet Healthcare Corp.
	9.875% 07/01/14(b)	3,770,000	3,675,750
			3,675,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services - (continued)
Medical-Outpatient/Home Medical - 0.1%
Select Medical Corp.
	7.625% 02/01/15	1,190,000	1,029,350
			1,029,350
MRI/Medical Diagnostic Imaging - 0.1%
MedQuest, Inc.
	11.875% 08/15/12	980,000	906,500
			906,500
Physical Therapy/Rehab Centers - 0.1%
Healthsouth Corp.
	10.750% 06/15/16(a)	875,000	894,687
			894,687
Physician Practice Management - 0.2%
US Oncology Holdings, Inc.
	10.320% 03/15/15(c)	815,000	827,225
US Oncology, Inc.
	9.000% 08/15/12	2,525,000	2,613,375
			3,440,600
Healthcare Services Total			13,693,312
Household Products/Wares - 0.6%
Consumer Products-Miscellaneous - 0.5%
American Greetings Corp.
	7.375% 06/01/16	1,435,000	1,443,969
Amscan Holdings, Inc.
	8.750% 05/01/14	2,195,000	1,964,525
Jostens IH Corp.
	7.625% 10/01/12	2,020,000	1,979,600
Scotts Co.
	6.625% 11/15/13	2,150,000	2,074,750
			7,462,844
Office Supplies & Forms - 0.1%
ACCO Brands Corp.
	7.625% 08/15/15	1,600,000	1,516,000
			1,516,000
Household Products/Wares Total			8,978,844
Pharmaceuticals - 1.0%
Medical-Drugs - 0.4%
Elan Finance PLC
	7.750% 11/15/11	3,050,000	2,928,000
Rotavax LLC

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals - (continued)
Medical-Drugs - (continued)
	10.520% 10/15/14(a)(c)		1,285,000	1,285,000
Warner Chilcott Corp.
	8.750% 02/01/15		1,840,000	1,840,000
				6,053,000
Medical-Generic Drugs - 0.1%
Mylan Laboratories, Inc.
	6.375% 08/15/15		2,545,000	2,452,744
				2,452,744
Medical-Wholesale Drug Distribution - 0.3%
AmerisourceBergen Corp.
	5.875% 09/15/15		1,355,000	1,312,982
Nycomed A/S
	PIK,
	11.750% 09/15/13(a)	EUR	1,990,204	2,779,226
				4,092,208
Pharmacy Services - 0.1%
Omnicare, Inc.
	6.750% 12/15/13	USD	1,285,000	1,233,600
				1,233,600
Vitamins & Nutrition Products - 0.1%
NBTY, Inc.
	7.125% 10/01/15		1,520,000	1,444,000
				1,444,000
	Pharmaceuticals Total			15,275,552
	CONSUMER NON-CYCLICAL TOTAL			85,265,915
ENERGY - 5.4%
Coal - 0.3%
Coal - 0.3%
Arch Western Finance LLC
	6.750% 07/01/13		2,525,000	2,436,625
Massey Energy Co.
	6.875% 12/15/13		3,120,000	2,893,800
				5,330,425
	Coal Total			5,330,425
Oil & Gas - 2.6%
Oil & Gas Drilling - 0.1%
Pride International, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas - (continued)
Oil & Gas Drilling - (continued)
	7.375% 07/15/14	1,530,000	1,556,775
			1,556,775
Oil Companies-Exploration & Production - 1.6%
Chesapeake Energy Corp.
	6.375% 06/15/15	1,545,000	1,467,750
	7.500% 06/15/14	2,145,000	2,161,087
Compton Petroleum Corp.
	7.625% 12/01/13	2,060,000	2,008,500
El Paso Production Holding Co.
	7.750% 06/01/13	3,890,000	3,948,350
Forest Oil Corp.
	8.000% 12/15/11	1,300,000	1,342,250
Magnum Hunter Resources, Inc.
	9.600% 03/15/12	1,592,000	1,687,520
Newfield Exploration Co.
	6.625% 04/15/16	1,575,000	1,531,688
PEMEX Finance Ltd.
	9.150% 11/15/18	2,485,000	3,018,331
	10.610% 08/15/17	1,650,000	2,124,771
PetroHawk Energy Corp.
	9.125% 07/15/13(a)	1,910,000	1,943,425
Pogo Producing Co.
	6.625% 03/15/15	1,735,000	1,652,587
Quicksilver Resources, Inc.
	7.125% 04/01/16	1,540,000	1,470,700
XTO Energy, Inc.
	7.500% 04/15/12	340,000	369,847
			24,726,806
Oil Company-Integrated - 0.7%
Qatar Petroleum
	5.579% 05/30/11(a)	7,000,000	7,038,213
Salomon Brothers AG for Tyumen Oil Co.
	11.000% 11/06/07	2,610,000	2,754,594
			9,792,807
Oil Refining & Marketing - 0.2%
Premcor Refining Group, Inc.
	7.500% 06/15/15	1,790,000	1,869,583
Tesoro Corp.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas - (continued)
Oil Refining & Marketing - (continued)
	6.625% 11/01/15(a)	1,900,000	1,833,500
			3,703,083
Oil & Gas Total			39,779,471
Oil & Gas Services - 1.0%
Oil-Field Services - 1.0%
Gazprom
	9.625% 03/01/13	5,760,000	6,800,256
Gazprom International SA
	7.201% 02/01/20	5,250,000	5,499,375
Hornbeck Offshore Services, Inc.
	Series B,
	6.125% 12/01/14	2,205,000	2,056,162
Newpark Resources, Inc.
	8.625% 12/15/07	1,841,000	1,841,000
			16,196,793
Oil & Gas Services Total			16,196,793
Pipelines - 1.5%
Pipelines - 1.5%
Atlas Pipeline Partners LP
	8.125% 12/15/15	1,395,000	1,422,900
Colorado Interstate Gas Co.
	6.800% 11/15/15	2,695,000	2,670,923
MarkWest Energy Partners LP
	6.875% 11/01/14	1,885,000	1,767,187
	8.500% 07/15/16(a)	720,000	729,000
Northwest Pipeline Corp.
	8.125% 03/01/10	760,000	790,400
Pacific Energy Partners LP/Pacific Energy Finance Corp.
	6.250% 09/15/15	2,360,000	2,306,900
Sonat, Inc.
	7.625% 07/15/11	4,330,000	4,427,425
Southern Natural Gas Co.
	8.875% 03/15/10	1,375,000	1,442,440
Williams Companies, Inc.
	6.375% 10/01/10(a)	5,180,000	5,095,825
	8.125% 03/15/12	1,730,000	1,825,150

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Pipelines - (continued)
Pipelines - (continued)
8.750% 03/15/32		1,260,000	1,357,650
			23,835,800
Pipelines Total			23,835,800
ENERGY TOTAL			85,142,489
FINANCIALS - 3.1%
Banks - 0.1%
Commercial Banks-Southern US - 0.0%
First Union National Bank
5.800% 12/01/08		382,000	387,188
			387,188
Super-Regional Banks-US - 0.1%
Bank One Corp.
6.000% 08/01/08		623,000	630,424
			630,424
Banks Total			1,017,612
Commercial Banks - 0.1%
Commercial Banks-Non US - 0.1%
VTB Capital SA for Vneshtorgbank
4.250% 02/15/16	EUR	2,000,000	2,526,632
			2,526,632
Commercial Banks Total			2,526,632
Diversified Financial Services - 2.6%
Finance-Auto Loans - 1.2%
Ford Motor Credit Co.
7.375% 02/01/11	USD	5,140,000	4,944,289
9.875% 08/10/11		2,965,000	3,097,838
General Motors Acceptance Corp.
6.875% 09/15/11		4,505,000	4,436,880
8.000% 11/01/31		5,180,000	5,235,374
			17,714,381
Finance-Consumer Loans - 0.3%
SLM Corp.
6.500% 06/15/10	NZD	7,865,000	5,061,632
			5,061,632
Finance-Credit Card - 0.0%
American Express Co.
5.500% 09/12/06	USD	325,000	325,009
			325,009

			Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services - (continued)
Finance-Investment Banker/Broker - 0.4%
E*Trade Financial Corp.
	8.000% 06/15/11		2,510,000	2,604,125
JPMorgan Chase & Co.
	7.250% 06/01/07		345,000	348,734
LaBranche & Co., Inc.
	11.000% 05/15/12		3,395,000	3,641,137
				6,593,996
Special Purpose Entity - 0.7%
Dow Jones CDX High Yield Index
	8.750% 12/29/10(a)		6,416,550	6,532,689
ERAP
	3.750% 04/25/10	EUR	2,600,000	3,343,194
Hughes Network Systems LLC/HNS Finance Corp.
	9.500% 04/15/14(a)	USD	700,000	710,500
Prudential Funding LLC
	6.600% 05/15/08(a)		388,000	395,802
				10,982,185
	Diversified Financial Services Total			40,677,203
Real Estate Investment Trusts (REITs) - 0.3%
REITS-Hotels - 0.2%
Host Marriott LP
	6.750% 06/01/16		2,715,000	2,633,550
				2,633,550
REITS-Regional Malls - 0.1%
Rouse Co. LP/TRC Co-Issuer, Inc.
	6.750% 05/01/13(a)		2,090,000	2,080,816
				2,080,816
	Real Estate Investment Trusts (REITs) Total			4,714,366
	FINANCIALS TOTAL			48,935,813
INDUSTRIALS - 4.6%
Aerospace & Defense - 0.4%
Aerospace/Defense-Equipment - 0.2%
DRS Technologies, Inc.
	6.875% 11/01/13		2,050,000	1,988,500
Sequa Corp.
	9.000% 08/01/09		1,165,000	1,229,075
				3,217,575

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense - (continued)
Electronics-Military - 0.2%
Condor Systems, Inc.
	11.875% 05/01/09(d)(h)(i)	4,000,000	—
L-3 Communications Corp.
	5.875% 01/15/15	735,000	694,575
	6.375% 10/15/15	2,025,000	1,949,062
			2,643,637
Aerospace & Defense Total			5,861,212
Building Materials - 0.4%
Building & Construction Products-Miscellaneous - 0.2%
Nortek, Inc.
	8.500% 09/01/14	1,630,000	1,515,900
NTK Holdings, Inc.
	(g) 03/01/14 (10.750% 09/01/09)	1,405,000	941,350
			2,457,250
Building Products-Air & Heating - 0.1%
Goodman Global Holding Co., Inc.
	7.875% 12/15/12(b)	1,715,000	1,607,813
			1,607,813
Building Products-Cement/Aggregation - 0.1%
RMCC Acquisition Co.
	10.000% 11/01/12(a)	1,475,000	1,541,375
			1,541,375
Building Materials Total			5,606,438
Electronics - 0.2%
Electronic Components-Miscellaneous - 0.2%
Flextronics International Ltd.
	6.250% 11/15/14	2,550,000	2,438,438
			2,438,438
Electronics Total			2,438,438
Environmental Control - 0.5%
Non-Hazardous Waste Disposal - 0.5%
Allied Waste North America, Inc.
	7.125% 05/15/16(a)	3,135,000	3,048,787
	7.875% 04/15/13	5,050,000	5,113,125
			8,161,912
Environmental Control Total			8,161,912

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Machinery-Construction & Mining - 0.1%
Machinery-Construction & Mining - 0.1%
Terex Corp.
	7.375% 01/15/14	1,960,000	1,960,000
			1,960,000
Machinery-Construction & Mining Total			1,960,000
Machinery-Diversified - 0.2%
Machinery-General Industry - 0.1%
Douglas Dynamics LLC
	7.750% 01/15/12(a)	1,490,000	1,408,050
Manitowoc Co., Inc.
	7.125% 11/01/13	925,000	911,125
			2,319,175
Machinery-Material Handling - 0.1%
Columbus McKinnon Corp.
	8.875% 11/01/13	1,485,000	1,514,700
			1,514,700
Machinery-Diversified Total			3,833,875
Metal Fabricate/Hardware - 0.2%
Metal Processors & Fabrication - 0.2%
Mueller Group, Inc.
	10.000% 05/01/12	1,193,000	1,300,370
Mueller Holdings, Inc.
	(g) 04/15/14 (14.750% 04/15/09)	1,035,000	910,800
TriMas Corp.
	9.875% 06/15/12	1,220,000	1,155,950
			3,367,120
Metal Fabricate/Hardware Total			3,367,120
Miscellaneous Manufacturing - 0.7%
Diversified Manufacturing Operators - 0.6%
Bombardier, Inc.
	6.300% 05/01/14(a)	4,095,000	3,644,550
J.B. Poindexter & Co.
	8.750% 03/15/14	1,605,000	1,332,150
Koppers Industries, Inc.
	9.875% 10/15/13	1,392,000	1,506,840
Trinity Industries, Inc.
	6.500% 03/15/14	2,910,000	2,815,425
			9,298,965

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Miscellaneous Manufacturing - (continued)
Miscellaneous Manufacturing - 0.1%
Nutro Products, Inc.
	10.750% 04/15/14(a)	1,760,000	1,856,800
			1,856,800
Miscellaneous Manufacturing Total			11,155,765
Packaging & Containers - 1.0%
Containers-Metal/Glass - 0.6%
Crown Americas LLC & Crown Americas Capital Corp.
	7.750% 11/15/15	3,090,000	3,105,450
Owens-Brockway Glass Container, Inc.
	8.250% 05/15/13(b)	3,890,000	3,938,625
Owens-Illinois, Inc.
	7.500% 05/15/10	2,150,000	2,128,500
			9,172,575
Containers-Paper/Plastic - 0.4%
Consolidated Container Co., LLC
	(g) 06/15/09 (10.750% 06/15/07)(b)	1,530,000	1,453,500
Jefferson Smurfit Corp.
	8.250% 10/01/12	2,380,000	2,255,050
JSG Funding PLC
	7.750% 04/01/15	145,000	131,950
MDP Acquisitions PLC
	9.625% 10/01/12	2,020,000	2,108,375
Solo Cup Co.
	8.500% 02/15/14(b)	745,000	648,150
			6,597,025
Packaging & Containers Total			15,769,600
Transportation - 0.9%
Transportation-Marine - 0.4%
Ship Finance International Ltd.
	8.500% 12/15/13	2,605,000	2,494,287
Stena AB
	7.000% 12/01/16	1,000,000	940,000
	7.500% 11/01/13	3,070,000	3,023,950
			6,458,237
Transportation-Railroad - 0.1%
TFM SA de CV
	9.375% 05/01/12	2,305,000	2,440,419
			2,440,419

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Transportation – (continued)
Transportation-Services – 0.3%
CHC Helicopter Corp.
	7.375% 05/01/14	2,785,000	2,617,900
PHI, Inc.
	7.125% 04/15/13(a)	1,540,000	1,466,850
			4,084,750
Transportation-Trucks – 0.1%
QDI LLC
	9.000% 11/15/10	1,305,000	1,249,538
			1,249,538
Transportation Total			14,232,944
INDUSTRIALS TOTAL			72,387,304
TECHNOLOGY – 0.4%
Computers – 0.1%
Computer Services – 0.1%
Sungard Data Systems, Inc.
	9.125% 08/15/13	1,410,000	1,455,825
			1,455,825
Computers Total			1,455,825
Office/Business Equipment – 0.2%
Office Automation & Equipment – 0.2%
Xerox Corp.
	6.400% 03/15/16	570,000	564,355
	7.125% 06/15/10	2,145,000	2,214,712
			2,779,067
Office/Business Equipment Total			2,779,067
Semiconductors – 0.1%
Electronic Components-Semiconductors – 0.1%
Amkor Technology, Inc.
	9.250% 06/01/16	1,070,000	1,019,175
Freescale Semiconductor, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Semiconductors – (continued)
Electronic Components-Semiconductors – (continued)
	6.875% 07/15/11	1,300,000	1,326,000
			2,345,175
Semiconductors Total			2,345,175
TECHNOLOGY TOTAL			6,580,067
UTILITIES – 1.7%
Electric – 1.7%
Electric-Generation – 0.5%
AES Corp.
	7.750% 03/01/14	2,490,000	2,564,700
	9.000% 05/15/15(a)	635,000	685,006
	9.500% 06/01/09	719,000	769,330
Edison Mission Energy
	7.730% 06/15/09	3,555,000	3,634,988
			7,654,024
Electric-Integrated – 0.5%
CMS Energy Corp.
	6.875% 12/15/15(b)	1,050,000	1,052,625
	8.500% 04/15/11	655,000	702,487
Mirant Mid Atlantic LLC
	8.625% 06/30/12	536,696	568,898
Nevada Power Co.
	9.000% 08/15/13	738,000	804,478
Sierra Pacific Resources
	6.750% 08/15/17	1,930,000	1,900,502
TECO Energy, Inc.
	7.000% 05/01/12	1,935,000	1,990,631
			7,019,621
Independent Power Producer – 0.7%
Dynegy Holdings, Inc.
	6.875% 04/01/11	1,945,000	1,867,200
	7.125% 05/15/18	1,415,000	1,248,737
Mirant North America LLC
	7.375% 12/31/13	2,955,000	2,925,450
MSW Energy Holdings II LLC
	7.375% 09/01/10	800,000	804,000
MSW Energy Holdings LLC
	8.500% 09/01/10	1,960,000	2,018,800
NRG Energy, Inc.

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
	7.250% 02/01/14	1,460,000	1,441,750
	7.375% 02/01/16	1,425,000	1,403,625
			11,709,562
Electric Total			26,383,207
UTILITIES TOTAL			26,383,207
	Total Corporate Fixed-Income Bonds & Notes (cost of $577,031,065)		594,797,784
Mortgage-Backed Securities – 5.5%
Federal Home Loan Mortgage Corp.
	7.500% 03/01/16	2,708	2,700
	8.000% 05/01/07	641	643
	8.000% 08/01/07	995	998
	8.000% 06/01/09	536	535
	8.000% 08/01/09	2,522	2,564
	8.000% 05/01/10	3,439	3,514
	8.000% 05/01/16	11,456	11,599
	8.500% 12/01/07	2,317	2,333
	8.500% 01/01/08	1,698	1,710
	8.500% 04/01/08	688	699
	8.500% 10/01/08	582	589
	8.500% 05/01/09	3,281	3,328
	8.500% 01/01/10	3,097	3,199
	8.500% 07/01/10	797	807
	9.000% 06/01/08	2,758	2,801
	9.000% 07/01/09	1,834	1,833
	9.000% 12/01/18	5,762	5,760
	9.000% 01/01/22	29,362	31,621
	9.250% 08/01/08	3,429	3,496
	9.250% 11/01/09	823	841
	9.250% 10/01/14	2,632	2,718
	9.250% 05/01/16	54,682	58,864
	9.500% 11/01/08	4,393	4,501
	9.500% 02/01/10	5,300	5,430
	9.500% 08/01/16	972	1,049
	9.750% 12/01/08	2,731	2,807
	9.750% 09/01/16	2,344	2,515

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.000% 07/01/09	17,724	18,526
	10.000% 11/01/16	31,625	32,052
	10.000% 10/01/19	15,578	16,493
	10.000% 11/01/19	5,469	6,018
	10.500% 01/01/20	14,169	15,689
	10.500% 10/01/24	75,366	84,013
	10.750% 05/01/10	41,017	43,885
	10.750% 07/01/11	18,992	20,317
	10.750% 08/01/11	8,204	8,652
	10.750% 09/01/13	4,156	4,382
	11.250% 10/01/10	13,836	14,675
	11.250% 08/01/13	3,301	3,501
	11.250% 09/01/15	7,137	7,839
	11.250% 11/01/15	42,988	47,218
Federal National Mortgage Association
	6.500% 12/01/31	29,678	30,243
	6.500% 05/01/32	40,443	41,185
	6.500% 01/01/33	19,067	19,416
	6.500% 05/01/33	103,387	105,357
	7.500% 11/01/11	9,584	9,698
	8.000% 07/01/08	1,425	1,436
	8.000% 12/01/08	1,630	1,637
	8.000% 03/01/09	356	358
	8.000% 04/01/09	5,299	5,322
	8.000% 07/01/09	5,797	5,840
	8.250% 11/01/07	6,452	6,474
	8.500% 05/01/08	276	277
	8.500% 12/01/08	758	758
	8.500% 06/01/09	3,819	3,871
	8.500% 03/01/10	2,311	2,310
	8.500% 10/01/10	2,093	2,107
	8.500% 05/01/11	6,552	6,597
	8.500% 12/01/11	2,184	2,199
	8.500% 02/01/15	749	764
	8.500% 05/01/15	2,452	2,526
	8.500% 06/01/15	9,403	9,401
	8.500% 06/01/17	1,012	1,020
	8.500% 07/01/17	1,288	1,296
	8.500% 09/01/21	12,686	13,020
	9.000% 11/01/08	1,607	1,641
	9.000% 12/01/08	5,770	5,823
	9.000% 05/01/09	5,125	5,228

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 08/01/09	5,935	6,037
	9.000% 10/01/09	8,276	8,452
	9.000% 11/01/09	245	247
	9.000% 04/01/10	1,313	1,325
	9.000% 10/01/11	10,490	10,586
	9.000% 05/01/12	7,287	7,572
	9.000% 09/01/13	2,556	2,579
	9.000% 07/01/14	861	869
	9.000% 05/01/15	4,465	4,676
	9.000% 04/01/16	32,239	33,365
	9.000% 12/01/16	3,699	3,781
	9.000% 05/01/17	35,624	37,625
	9.000% 08/01/21	57,854	59,662
	9.250% 05/01/16	85,405	92,258
	10.000% 11/01/13	35,575	38,434
	10.000% 04/01/14	109,207	119,719
	10.000% 03/01/16	5,484	5,794
	10.500% 03/01/14	1,522	1,604
	10.500% 07/01/14	26,616	28,011
	10.500% 01/01/16	5,355	5,636
	10.500% 03/01/16	134,958	149,009
	TBA:
	5.000% 09/18/21(j)	14,187,000	13,889,953
	5.500% 09/13/36(j)	5,808,000	5,699,100
	6.500% 09/13/36(j)	63,281,000	64,230,215
Government National Mortgage Association
	9.000% 08/15/08	2,911	2,978
	9.000% 09/15/08	5,783	5,916
	9.000% 10/15/08	7,556	7,730
	9.000% 12/15/08	6,412	6,560
	9.000% 01/15/09	1,604	1,655
	9.000% 03/15/09	13,498	13,898
	9.000% 05/15/09	39,447	40,634
	9.000% 06/15/09	39,552	40,692
	9.000% 05/15/16	30,385	32,538
	9.000% 06/15/16	44,537	47,695
	9.000% 07/15/16	150,720	161,404
	9.000% 08/15/16	52,799	56,542
	9.000% 09/15/16	128,947	138,089
	9.000% 10/15/16	39,567	42,372
	9.000% 11/15/16	68,572	73,434

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	9.000% 12/15/16	37,487	40,144
	9.000% 01/15/17	2,621	2,809
	9.000% 02/15/17	7,961	8,530
	9.000% 04/15/17	29,717	31,839
	9.000% 07/15/17	30,910	33,118
	9.000% 10/15/17	12,436	13,325
	9.000% 12/15/17	15,722	16,810
	9.500% 06/15/09	8,505	8,824
	9.500% 07/15/09	77,580	80,502
	9.500% 08/15/09	36,832	38,220
	9.500% 09/15/09	52,877	54,868
	9.500% 10/15/09	71,486	74,163
	9.500% 11/15/09	39,293	40,772
	9.500% 07/15/16	6,681	7,243
	9.500% 10/15/16	7,679	8,324
	9.500% 08/15/17	8,759	9,525
	9.500% 09/15/17	2,162	2,351
	10.000% 11/15/09	25,425	26,673
	10.000% 01/15/10	803	853
	10.000% 12/15/10	854	907
	10.000% 02/15/16	7,477	8,245
	10.000% 08/15/17	781	864
	10.000% 09/15/17	25,907	28,648
	10.000% 11/15/17	3,830	4,235
	10.000% 02/15/18	14,866	16,437
	10.000% 08/15/18	3,546	3,921
	10.000% 09/15/18	3,751	4,148
	10.000% 11/15/18	11,022	12,188
	10.000% 03/15/19	11,546	12,770
	10.000% 06/15/19	3,676	4,066
	10.000% 08/15/19	1,666	1,843
	10.000% 11/15/20	1,659	1,837
	10.000% 09/15/21	444	492
	10.500% 12/15/10	438	467
	10.500% 10/15/15	5,998	6,625
	10.500% 12/15/15	778	859
	10.500% 01/15/16	3,508	3,885
	10.500% 11/15/16	6,843	7,408
	10.500% 10/15/17	9,302	10,323
	10.500% 12/15/17	3,309	3,673
	10.500% 01/15/18	5,486	6,099
	10.500% 07/15/18	1,067	1,186

		Par ($)	Value ($)
Mortgage-Backed Securities – (continued)
	10.500% 12/15/18	1,073	1,193
	10.500% 05/15/19	92	102
	10.500% 06/15/19	1,827	2,037
	10.500% 07/15/19	1,991	2,220
	10.500% 08/15/19	777	866
	11.000% 09/15/15	61,039	67,515
	11.000% 10/15/15	121,831	134,759
	11.750% 08/15/13	7,561	8,404
	12.000% 05/15/14	371	419
	Total Mortgage-Backed Securities (cost of $86,464,508)		86,734,698
Asset-Backed Securities – 1.9%
Advanta Business Card Master Trust 2005
	Class A5,
	5.385% 04/20/12(c)	7,000,000	7,010,703
AmeriCredit Automobile Receivables Trust
	2.070% 08/06/08	150,669	150,406
BMW Vehicle Owner Trust
	3.320% 02/25/09	1,126,000	1,105,039
Chase Credit Card Master Trust
	5.440% 02/15/11(c)	8,000,000	8,017,828
Equity One ABS, Inc.
	4.205% 04/25/34	5,050,000	4,820,734
First Plus Home Loan Trust
	7.720% 05/10/24	6,938	7,051
Ford Credit Auto Owner Trust
	3.540% 11/15/08	2,503,000	2,460,028
GMAC Mortgage Corp.
	4.865% 09/25/34	4,130,000	4,055,568
Honda Auto Receivables Owner Trust
	3.060% 10/21/09	1,403,000	1,375,020
Nissan Auto Receivables Owner Trust
	2.700% 12/17/07	211,895	210,854
Volkswagen Auto Loan Enhanced Trust
	2.270% 10/22/07	18,745	18,711
	Total Asset-Backed Securities (cost of $29,585,882)		29,231,942

			Par ($)	Value ($)
Convertible Bonds – 0.3%
COMMUNICATIONS – 0.3%
Telecommunication Services – 0.3%
Telecommunication Equipment – 0.1%
Nortel Networks Corp.
	4.250% 09/01/08		1,470,000	1,390,987
				1,390,987
Telephone-Integrated – 0.2%
NTL Cable PLC
	8.750% 04/15/14	EUR	2,595,000	3,490,480
				3,490,480
		Telecommunication Services Total		4,881,467
		COMMUNICATIONS TOTAL		4,881,467
	Total Convertible Bonds (cost of $4,793,711)			4,881,467
Municipal Bond (Taxable) – 0.2%
CALIFORNIA – 0.2%
CA Cabazon Band Mission Indians
	13.000% 10/01/11(d)	USD	2,820,000	2,974,141
		CALIFORNIA TOTAL		2,974,141
	Total Municipal Bond (Taxable) (cost of $2,820,000)			2,974,141
Collateralized Mortgage Obligations – 0.0%
AGENCY – 0.0%
Federal Home Loan Mortgage Corp.
	I.O.:
	5.500% 01/15/23(k)		236,912	8,544
	5.500% 05/15/27(k)		302,671	23,207
		AGENCY TOTAL		31,751
	Total Collateralized Mortgage Obligations (cost of $28,670)			31,751

		Shares
Investment Company – 12.9%
	State Street Navigator Securities Lending Prime Portfolio (l)	203,367,884	203,367,884

	Total Investment Company (cost of $203,367,884)		203,367,884

		Par ($)	Value ($)
Short-Term Obligation – 7.5%
	Repurchase agreement with State Street Bank & Trust Co., dated 08/31/06, due 09/01/06 at 5.160%, collateralized by a U.S. Treasury Bond maturing 08/15/23, market value of $119,767,467 (repurchase proceeds $117,431,829)	117,415,000	117,415,000

	Total Short-Term Obligation (cost of $117,415,000)		117,415,000

	Total Investments – 116.5% (cost of $1,816,709,436)(m)(n)		1,828,646,910

	Other Assets & Liabilities, Net – (16.5)%		(259,807,047)

	Net Assets – 100.0%		1,568,839,863

Notes to Investment Portfolio:

*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Forward currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which are not illiquid, amounted to $107,381,996, which represents 6.8% of net assets.

(b)	All or a portion of this security was on loan at August 31, 2006. The total market value of securities on loan at August 31, 2006 is $200,009,251.

(c)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.

(d)	Illiquid security.

(e)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	Zero coupon bond.

(g)	Step bond. This security is currently not paying a coupon. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At August 31, 2006, the value of these securities amounted to $0, which represents 0.0% of net assets.

(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(j)	Securities purchased on a delayed delivery basis.

(k)	Interest Only Security.

(l)	Investment made with cash collateral received from securities lending activity.

(m)	Cost for federal income tax purposes is $1,842,461,183.

(n)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$40,794,498	$(54,608,771)	$(13,814,273)

At August 31, 2006, the Trust had entered into the following forward currency exchange contracts:

Unrealized
Forward Currency	Aggregate	Settlement	Appreciation/
Contracts to Sell	Value	Face Value	Date	(Depreciation)
AUD	$10,379,109	$10,361,840	09/22/06	(17,269)
EUR	6,475,809	6,403,905	09/15/06	(71,904)
EUR	1,743,980	1,737,413	09/15/06	(6,567)
EUR	10,603,252	10,656,278	10/23/06	53,026
EUR	13,708,704	13,775,821	10/25/06	67,117
GBP	10,479,986	10,426,130	10/23/06	(53,856)
GBP	13,377,557	13,264,992	10/30/06	(112,565)
$(142,018)

Acronym	Name
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
I.O.	Interest Only
NOK	Norwegian Krone
NZD	New Zealand Dollar
PIK	Payment-In-Kind
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krona
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
USD	United States Dollar
ZAR	South African Rand

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006